MINERAL PROPERTIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) yr
Mineral Properties 1 | yr	15
Mineral Properties 2	$ 30,000
Mineral Properties 3	167
Mineral Properties 4	$ 180
Mineral Properties 5	55.00%
Mineral Properties 6	$ 15,000
Mineral Properties 7	100,000
Mineral Properties 8	100,000
Mineral Properties 9	20,000
Mineral Properties 10	$ 500